LONG-TERM PREPAYMENTS AND OTHER ASSETS - MOVEMENT OF OPERATING RIGHTS OF SERVICE STATIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about operating rights of service stations [line items]
Balance as at beginning of year	¥ 29,714
Balance as at end of year	28,009	¥ 29,714
Gross carrying amount
Disclosure of detailed information about operating rights of service stations [line items]
Balance as at beginning of year	53,791	53,567
Additions	880	912
Decreases	(541)	(688)
Balance as at end of year	54,130	53,791
Accumulated Depreciation And Amortization
Disclosure of detailed information about operating rights of service stations [line items]
Balance as at beginning of year	24,077	21,711
Additions	2,301	2,699
Decreases	(257)	(333)
Balance as at end of year	¥ 26,121	¥ 24,077